Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Tabular Disclosure of Pay Versus Performance
The following table sets forth information concerning the comparison of our performance for the years ended December 31, 2024, 2023 and 2022 to the CAP paid to (1) our former President and Chief Executive Officer and Principal Executive Officer, Lloyd Segal, whom we refer to in this section as “PEO,” and (2) our other named executive officers, which include (a) for 2024, Maria Koehler, M.D., Ph.D. and Michael Zinda, Ph.D., (b) for 2023, Steve Forte and Dr. Koehler, and (c) for 2022, Dr. Koehler and Dr. Zinda, who we collectively refer to in this section, as applicable, as
“Non-PEO
NEOs.”

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (1)	Average Summary Compensation Table Total for Non-PEO NEOs($)	Average Compensation Actually Paid to Non-PEO NEOs (1) ($)	Value of Initial Fixed $100 Investment Based on Shareholder Return (2) ($)	Net Loss (in thousands) ($) (3)
2024	2,368,837	(1,634,270)	1,210,231	44,146	3.82	(84,689)
2023	4,991,804	(1,573,992)	2,010,970	(317,435)	21.98	(93,796)
2022	4,021,395	910,352	1,851,269	484,853	42.89	(29,047)

(1)
CAP reflects the total compensation reported in the Summary Compensation Table for the applicable year, adjusted to include or exclude the amount shown in the table below for the NEOs. Grant date fair value represents the grant date fair value of equity-based awards granted in each year. Fair value adjustments reflect adjustments to the value of equity awards as calculated in accordance with the rules prescribed under Item 402(v) of Regulation
S-K
and in accordance with FASB ASC Topic 718.

(2)
Our Total Shareholder Return (“TSR”) for each of the applicable fiscal years is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.

(3)	Net loss is as reported in our consolidated financial statements.

	2024		2023		2022
Year	PEO ($)	Average of Non-PEO NEOs ($)	PEO ($)	Average of Non-PEO NEOs ($)	PEO ($)	Average of Non-PEO NEOs ($)
Total from Summary Compensation Table	2,368,837	1,210,231	4,991,804	2,010,970	4,021,395	1,851,269
Adjustments:
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table	(1,481,960)	(529,100)	(4,059,623)	(1,348,330)	(3,108,000)	(1,191,400)
Increase (Decrease) for the inclusion of Rule 402(v) Equity Values:
Change in fair value of equity awards granted during the year that vested during the year	—	—	—	—	—	—
Year-end fair value of equity awards granted during the year that remained unvested as of the last day of the year	182,750	65,090	2,111,989	700,798	3,438,000	1,312,150
Change in fair value from last day of the prior year to the last day of the year of unvested equity awards	(1,370,080)	(413,942)	(1,959,858)	(695,698)	(1,737,059)	(731,908)
Change in fair value of prior year’s equity awards that vested during the year	(1,333,816)	(288,132)	(2,658,304)	(985,175)	(1,703,984)	(755,258)
Change in value of prior year’s equity awards that forfeited during the year	—	—	—	—	—	—
Dividends or other earnings on equity awards paid during the year, prior to vesting of equity awards, that are not otherwise reflected in the fair value of such equity award included in any other component of total compensation	—	—	—	—	—	—

Compensation actually paid	(1,634,270)	44,146	(1,573,992)	(317,435)	910,352	484,853

Named Executive Officers, Footnote	our other named executive officers, which include (a) for 2024, Maria Koehler, M.D., Ph.D. and Michael Zinda, Ph.D., (b) for 2023, Steve Forte and Dr. Koehler, and (c) for 2022, Dr. Koehler and Dr. Zinda, who we collectively refer to in this section, as applicable, as
“Non-PEO
	NEOs.”
PEO Total Compensation Amount	$ 2,368,837	$ 4,991,804	$ 4,021,395
PEO Actually Paid Compensation Amount	$ (1,634,270)	(1,573,992)	910,352
Adjustment To PEO Compensation, Footnote

	2024		2023		2022
Year	PEO ($)	Average of Non-PEO NEOs ($)	PEO ($)	Average of Non-PEO NEOs ($)	PEO ($)	Average of Non-PEO NEOs ($)
Total from Summary Compensation Table	2,368,837	1,210,231	4,991,804	2,010,970	4,021,395	1,851,269
Adjustments:
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table	(1,481,960)	(529,100)	(4,059,623)	(1,348,330)	(3,108,000)	(1,191,400)
Increase (Decrease) for the inclusion of Rule 402(v) Equity Values:
Change in fair value of equity awards granted during the year that vested during the year	—	—	—	—	—	—
Year-end fair value of equity awards granted during the year that remained unvested as of the last day of the year	182,750	65,090	2,111,989	700,798	3,438,000	1,312,150
Change in fair value from last day of the prior year to the last day of the year of unvested equity awards	(1,370,080)	(413,942)	(1,959,858)	(695,698)	(1,737,059)	(731,908)
Change in fair value of prior year’s equity awards that vested during the year	(1,333,816)	(288,132)	(2,658,304)	(985,175)	(1,703,984)	(755,258)
Change in value of prior year’s equity awards that forfeited during the year	—	—	—	—	—	—
Dividends or other earnings on equity awards paid during the year, prior to vesting of equity awards, that are not otherwise reflected in the fair value of such equity award included in any other component of total compensation	—	—	—	—	—	—

Compensation actually paid	(1,634,270)	44,146	(1,573,992)	(317,435)	910,352	484,853

Non-PEO NEO Average Total Compensation Amount	$ 1,210,231	2,010,970	1,851,269
Non-PEO NEO Average Compensation Actually Paid Amount	$ 44,146	(317,435)	484,853
Adjustment to Non-PEO NEO Compensation Footnote

	2024		2023		2022
Year	PEO ($)	Average of Non-PEO NEOs ($)	PEO ($)	Average of Non-PEO NEOs ($)	PEO ($)	Average of Non-PEO NEOs ($)
Total from Summary Compensation Table	2,368,837	1,210,231	4,991,804	2,010,970	4,021,395	1,851,269
Adjustments:
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table	(1,481,960)	(529,100)	(4,059,623)	(1,348,330)	(3,108,000)	(1,191,400)
Increase (Decrease) for the inclusion of Rule 402(v) Equity Values:
Change in fair value of equity awards granted during the year that vested during the year	—	—	—	—	—	—
Year-end fair value of equity awards granted during the year that remained unvested as of the last day of the year	182,750	65,090	2,111,989	700,798	3,438,000	1,312,150
Change in fair value from last day of the prior year to the last day of the year of unvested equity awards	(1,370,080)	(413,942)	(1,959,858)	(695,698)	(1,737,059)	(731,908)
Change in fair value of prior year’s equity awards that vested during the year	(1,333,816)	(288,132)	(2,658,304)	(985,175)	(1,703,984)	(755,258)
Change in value of prior year’s equity awards that forfeited during the year	—	—	—	—	—	—
Dividends or other earnings on equity awards paid during the year, prior to vesting of equity awards, that are not otherwise reflected in the fair value of such equity award included in any other component of total compensation	—	—	—	—	—	—

Compensation actually paid	(1,634,270)	44,146	(1,573,992)	(317,435)	910,352	484,853

Compensation Actually Paid vs. Total Shareholder Return
The chart below shows the relationship between the CAP to our PEO and the average CAP to our
Non-PEO
NEOs, on the one hand, to our cumulative TSR over the three years presented in the table, on the other.

Compensation Actually Paid vs. Net Income
The chart below shows the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our
Non-PEO
NEOs, on the one hand, to our net loss over the three years presented in the chart, on the other. We do not use net loss or other profitability measures as a performance
metric in annual and long-term incentive plans.

Total Shareholder Return Amount	$ 3.82	21.98	42.89
Net Income (Loss)	$ (84,689,000)	(93,796,000)	(29,047,000)
PEO Name	Lloyd Segal
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,481,960)	(4,059,623)	(3,108,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,370,080)	(1,959,858)	(1,737,059)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	182,750	2,111,989	3,438,000
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,333,816)	(2,658,304)	(1,703,984)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(529,100)	(1,348,330)	(1,191,400)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(413,942)	(695,698)	(731,908)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	65,090	700,798	1,312,150
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(288,132)	(985,175)	(755,258)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0